Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 14,370	$ 654	$ 41,764	$ 3,863
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized gain on non-designated derivative instruments	5,346	269	(9,896)	(278)
Depreciation and amortization	31,477	19,473	62,819	38,746
Payment of drydocking costs			(7,792)	(10,061)
Amortization of share-based compensation expense			476	576
Amortization of deferred financing costs			1,964	1,644
Share of result of equity method investments	(6,757)	(2,001)	(13,260)	(1,396)	$ (11,147)
Impairment of vessel			0	5,400
Profit from sale of vessel	0	0	(358)	0
Changes in operating assets and liabilities
Accounts receivable			7,306	(7,617)
Insurance claim receivable			(1,927)	(6,015)
Bunkers and lubricant oils			(1,821)	(2,768)
Accrued income, prepaid expenses and other current assets			(7,894)	22,588
Accounts payable, accrued interest, accrued expenses and other liabilities			(4,492)	3,546
Amounts due from related parties			(775)	5,907
Net cash provided by operating activities			58,705	53,812
Cash flows from investing activities
Additions to vessels and equipment			(1,082)	(323)
Contributions to equity method investments			0	(4,000)	(2,580)
Distributions from equity method investments			14,150	6,850
Purchase of other property, plant and equipment			(36)	(193)
Net proceeds from sale of vessels			26,449	0
Insurance recoveries			871	411
Net cash provided by investing activities			40,352	2,745
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			0	18,000
Issuance costs of secured term loan facilities			0	(26)
Repayment of secured term loan facilities and revolving credit facilities			(68,777)	(34,104)
Repayment of financing of vessel to related parties			(3,287)	(3,342)
Net cash used in financing activities			(72,064)	(19,472)
Net increase in cash, cash equivalents and restricted cash			26,993	37,085
Cash, cash equivalents and restricted cash at beginning of period			124,223	59,271	59,271
Cash, cash equivalents and restricted cash at end of period	$ 151,216	$ 96,356	151,216	96,356	$ 124,223
Supplemental Information
Total interest paid during the period, net of amounts capitalized			16,586	15,826
Total tax paid during the year			830	192
Senior Secured Bonds [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			(7,441)	(338)
Other [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			$ 32	$ 15